SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Comprehensive Income) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Net income (loss) attributable to Hertz Global	$ 189	$ (357)	$ (1,723)	$ (50)	$ (227)
Total other comprehensive income (loss)	17	(39)	(23)	3	(63)
Total comprehensive income (loss)	$ 206	$ (396)	(1,746)	(47)	(290)
Hertz Global Holdings
Condensed Financial Statements, Captions [Line Items]
Net income (loss) attributable to Hertz Global			(1,714)	(58)	(225)
Total other comprehensive income (loss)			(23)	3	(63)
Total comprehensive income (loss)			$ (1,737)	$ (55)	$ (288)